DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES, Fair Value of Compound Derivative Linked to New Preferred Stock (Details) - Not Designated as Hedging Instrument $ in Thousands	5 Months Ended
Mar. 31, 2020 USD ($)
Derivative Financial Instruments and Hedging Activities [Abstract]
Total derivatives not designated as hedging instruments	$ 286,182
Preferred Stock
Derivative Financial Instruments and Hedging Activities [Abstract]
Total derivatives not designated as hedging instruments	286,182
Gain or (loss) on derivatives not designated as hedging instruments	$ 184,140